Intangible assets (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 704,374		$ 753,224	$ 772,640
Impairment loss	5,459	$ 5,459	0	73,733
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	677,608		721,880	742,961
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(290,404)		(219,702)	(74,859)
Impairment loss			0	73,733
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	677,608		721,880	742,961
Customer relationships [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(968,012)		(941,582)	(891,553)
Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	26,766		31,344	29,679
Amortization	32,225		31,344	29,679
Impairment loss	$ (5,459)		$ 0	$ 0